Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INSTITUTIONAL FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001174490
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015